Financial risk management objectives and policies - Credit risk (Details) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2025 USD ($) item customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2025 USD ($)
Current assets
Cash at bank and in hand	$ 1,332	$ 1,215	$ 1,325	$ 1,332
Other short-term equivalents	4,379	4,273	4,515	4,379
Cash and cash equivalents	5,711	5,488	$ 5,840	5,711
Fixed income securities at fair value through profit and loss	8	37		8
Cash collateral pledged to counterparties	22	129		22
Derivative financial instruments	90	54		90
Non-current assets
Derivative financial instruments	$ 498	$ 182		$ 498
Credit risk
Number of significant wholesalers | customer	2	1	1
AAA rating
Credit risk
Number of fund managers for money market securities	6			6
AAA rating | Maximum
Credit risk
Single investment as percentage of overall fund value	15.00%			15.00%
US
Credit risk
Number of significant wholesalers | item	3
US | All major wholesalers
Credit risk
Percentage of sales	78.00%	74.00%	80.00%
Trade receivables | Cost
Non-current assets
Financial assets	$ 10,289	$ 8,335		$ 10,289
Movements in provisions for trade receivables
At 1 January	(8,335)
At 31 December	(10,289)	(8,335)		(10,289)
Trade receivables | Accumulated impairment
Non-current assets
Financial assets	(52)	(33)	$ (45)	(52)
Movements in provisions for trade receivables
At 1 January	33	45	59	59
Income statement	20	(3)	(14)
Amounts utilised, exchange and other movements	(1)	(9)
At 31 December	$ 52	$ 33	$ 45	$ 52
Trade receivables | Not past due
Non-current assets
Expected loss rate	0.03%	0.01%		0.03%
Trade receivables | Not past due | Cost
Non-current assets
Financial assets	$ 9,529	$ 7,679		$ 9,529
Movements in provisions for trade receivables
At 1 January	(7,679)
At 31 December	(9,529)	(7,679)		(9,529)
Trade receivables | Not past due | Accumulated impairment
Non-current assets
Financial assets	(3)	(1)		(3)
Movements in provisions for trade receivables
At 1 January	1
At 31 December	$ 3	$ 1		$ 3
Trade receivables | Past due 0 - 90 days
Non-current assets
Expected loss rate	1.80%	0.60%		1.80%
Trade receivables | Past due 0 - 90 days | Cost
Non-current assets
Financial assets	$ 272	$ 171		$ 272
Movements in provisions for trade receivables
At 1 January	(171)
At 31 December	(272)	(171)		(272)
Trade receivables | Past due 0 - 90 days | Accumulated impairment
Non-current assets
Financial assets	(5)	(1)		(5)
Movements in provisions for trade receivables
At 1 January	1
At 31 December	$ 5	$ 1		$ 5
Trade receivables | Past due 90 - 180 days
Non-current assets
Expected loss rate	3.90%	3.50%		3.90%
Trade receivables | Past due 90 - 180 days | Cost
Non-current assets
Financial assets	$ 128	$ 86		$ 128
Movements in provisions for trade receivables
At 1 January	(86)
At 31 December	(128)	(86)		(128)
Trade receivables | Past due 90 - 180 days | Accumulated impairment
Non-current assets
Financial assets	(5)	(3)		(5)
Movements in provisions for trade receivables
At 1 January	3
At 31 December	$ 5	$ 3		$ 5
Trade receivables | Past due > 180 days
Non-current assets
Expected loss rate	10.80%	7.00%		10.80%
Trade receivables | Past due > 180 days | Cost
Non-current assets
Financial assets	$ 360	$ 399		$ 360
Movements in provisions for trade receivables
At 1 January	(399)
At 31 December	(360)	(399)		(360)
Trade receivables | Past due > 180 days | Accumulated impairment
Non-current assets
Financial assets	(39)	(28)		(39)
Movements in provisions for trade receivables
At 1 January	28
At 31 December	39	$ 28		$ 39
Provisions for trade receivables | Trade receivables
Non-current assets
Payment profile period (in months)		36 months		36 months
Credit risk
Current assets
Cash at bank and in hand	1,332	$ 1,215		$ 1,332
Money market liquidity fund	4,224	4,177		4,224
Other short-term equivalents	155	96		155
Cash and cash equivalents	5,711	5,488		5,711
Fixed income securities at fair value through profit and loss	8	37		8
Cash collateral pledged to counterparties	22	129		22
Derivative financial instruments	90	54		90
Current assets subject to credit risk	5,831	5,708		5,831
Non-current assets
Derivative financial instruments	498	182		498
Non-current assets subject to credit risk	$ 498	$ 182		$ 498